Commitments and Contingencies	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
7. COMMITMENTS AND CONTINGENCIES

Inventory Purchase Commitments

On July 20, 2011, the Company initiated a purchase order to manufacture the first 10,000 PocketFinder® devices. As of August 31, 2011, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500. The liability from inventory purchase commitments is relieved as the related inventory is sold. As of November 30, 2011, the balance of the liability from inventory purchase commitments amounted to $652,596.

Operating Leases

On November 11, 2009, the Company entered into a sublease agreement to lease approximately 10,600 square feet of general office space in Irvine, California, for base rent ranging from $7,986 to $15,440 per month over the lease term. The lease term is from December 1, 2009 through June 30, 2011.

On May 11, 2011, the Company entered into a lease agreement to lease approximately 4,700 square feet of general office space in Irvine, California, for base rent ranging from $6,199 to $7,193 per month over the 48 month lease term. The lease term is from July 1, 2011 through June 30, 2015.

Total rental expense on operating leases for the three months ended November 30, 2011 and 2010 was $19,203 and $42,804, respectively.

As of November 30, 2011, the future minimum lease payments are as follows:

For the Years Ending November 30,
2012	$76,043
2013	79,780
2014	83,663
2015	50,351

Total	$289,837

Contingencies

In 2007, the Company sold convertible notes to accredited investors in reliance on an exemption from registration provided by Section 4(2) of the Securities Act and similar state exemptions. Management has been advised by counsel that the availability of those exemptions cannot be determined with legal certainty due to the fact that the Company or its predecessors may not have complied with all of the provisions of exemption safe-harbors for such sales offered by rules promulgated under the Securities Act by the SEC. Thus, it is possible that a right of rescission may exist for shares underlying the convertible notes for which the statute of limitations has not run. From November 2007 through December 2007, all of the convertible notes payable totaling $5,242,000 were converted into 15,726,000 shares of the Company’s common stock, and subsequently, some of the shares were sold in the open market. Management has performed an analysis under FAS 5, Accounting for Contingencies, and concluded that the likelihood of a right of rescission being successfully enforced on the remaining convertible note shares is remote, and consequently, has accounted for these shares in permanent equity in the financial statements.

On April 5, 2011, Gemini Master Fund, Ltd., filed a complaint for breach of contract against Location Based Technologies for non-payment of outstanding loans. The complaint specifies damages totaling $858,292, plus pre-judgment interest, costs of suit and other relief. The entire amount of the loans plus accrued interest, which together approximate the specified damages, are included in the accompanying financial statements. On June 8, 2011, the Location Based Technologies filed a Cross-Complaint against Gemini Master Fund, Ltd. for monetary damages related to the creditor’s disposition of common shares of Location Based Technologies which had been pledged as collateral for the notes.

6.	COMMITMENTS AND CONTINGENCIES

Inventory Purchase Commitments

On July 20, 2011, the Company initiated a purchase order to manufacture the first 10,000 PocketFinder® devices. As of August 31, 2010, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500.

Operating Leases

On November 11, 2009, the Company entered into a sublease agreement to lease approximately 10,600 square feet of general office space in Irvine, California, for base rent ranging from $7,986 to $15,440 per month over the lease term. The lease term is from December 1, 2009 through June 30, 2011.

On May 11, 2011, the Company entered into a lease agreement to lease approximately 4,700 square feet of general office space in Irvine, California, for base rent ranging from $6,199 to $7,193 per month over the 48 month lease term. The lease term is from July 1, 2011 through June 30, 2015.

Total rental expense on operating leases for the years ended August 31, 2011 and 2010 was $154,314 and $174,970, respectively.

As of August 31, 2011, the future minimum lease payments are as follows:

For the Years Ending August 31,
2012	$75,050
2013	78,928
2014	82,526
2015	71,930

Total	$308,434

Contingencies

In 2007, the Company sold convertible notes to accredited investors in reliance on an exemption from registration provided by Section 4(2) of the Securities Act and similar state exemptions. Management has been advised by counsel that the availability of those exemptions cannot be determined with legal certainty due to the fact that the Company or its predecessors may not have complied with all of the provisions of exemption safe-harbors for such sales offered by rules promulgated under the Securities Act by the SEC. Thus, it is possible that a right of rescission may exist for shares underlying the convertible notes for which the statute of limitations has not run. From November 2007 through December 2007, all of the convertible notes payable totaling $5,242,000 were converted into 15,726,000 shares of the Company’s common stock, and subsequently, some of the shares were sold in the open market. Management has performed an analysis under FAS 5, Accounting for Contingencies, and concluded that the likelihood of a right of rescission being successfully enforced on the remaining convertible note shares is remote, and consequently, has accounted for these shares in permanent equity in the financial statements.

On April 5, 2011, Gemini Master Fund, Ltd., filed a complaint for breach of contract against Location Based Technologies for non-payment of outstanding loans. The complaint specifies damages totaling $858,292, plus pre-judgment interest, costs of suit and other relief. The entire amount of the loans plus accrued interest, which together approximate the specified damages, are included in the accompanying financial statements. On June 8, 2011, the Location Based Technologies filed a Cross-Complaint against Gemini Master Fund, Ltd. for monetary damages related to the creditor’s disposition of common shares of Location Based Technologies which had been pledged as collateral for the notes.